Employee Post-Retirement Benefits (Details) - USD ($)	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee post-retirement benefits (Textual)
Defined contribution plan, description	The Company offers a defined contribution plan to eligible employees which consists of two parts: (i) the first part, paid by the Company, is 20% of the employee's compensation from the prior year and (ii) the second part, paid by the employee, is 8% of the employee's compensation.
Employment benefits contributions amount	$ 300,000	$ 300,000